POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 9, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018 OF:

PowerShares S&P 500 Minimum Variance Portfolio

Important Notice Regarding a Change to the Unitary Management Fee of

PowerShares S&P 500 Minimum Variance Portfolio (the “Fund”)

Effective April 9, 2018, Invesco PowerShares Capital Management LLC has agreed to waive permanently a portion of the unitary management fee for PowerShares S&P 500 Minimum Variance Portfolio. After giving effect to such waiver, the net management fee for the Fund will be 0.10%. Accordingly, the Prospectus is revised as follows:

•	The following replaces the table included under the section titled “Fund Fees and Expenses” on Page 1 of the Summary Prospectus and Page 116 of the Prospectus for the PowerShares S&P 500 Minimum Variance Portfolio:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.13%
Fee Waivers and Expense Assumption(2)	0.03%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.10%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	Effective April 9, 2018, Invesco PowerShares Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.10%.

•	The following replaces the section titled “Example” on Page 1 of the Summary Prospectus and Page 116 of the Prospectus for the PowerShares S&P 500 Minimum Variance Portfolio:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in each period. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$ 10	$32

•	On pages 230 and 231, the first paragraph and table under the section titled “Management of the Funds—Advisory

Fees” are deleted and replaced with the following:

Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), each Fund pays the Adviser an annual unitary management fee equal to a percentage of its average daily net assets set forth in the chart below.

Fund	Management Fee
PowerShares DWA Developed Markets Momentum Portfolio	0.80%
PowerShares DWA Emerging Markets Momentum Portfolio	0.90%
PowerShares DWA SmallCap Momentum Portfolio	0.60%
PowerShares Emerging Markets Infrastructure Portfolio	0.75%
PowerShares FTSE International Low Beta Equal Weight Portfolio	0.45%
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	0.49%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	0.45%
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.49%
PowerShares FTSE RAFI Emerging Markets Portfolio	0.49%
PowerShares Global Agriculture Portfolio	0.75%
PowerShares Global Clean Energy Portfolio	0.75%
PowerShares Global Gold and Precious Metals Portfolio	0.75%
PowerShares Global Water Portfolio	0.75%
PowerShares International BuyBack AchieversTM Portfolio	0.55%
PowerShares KBW Bank Portfolio	0.35%
PowerShares KBW High Dividend Yield Financial Portfolio	0.35%
PowerShares KBW Premium Yield Equity REIT Portfolio	0.35%
PowerShares KBW Property & Casualty Insurance Portfolio	0.35%
PowerShares KBW Regional Banking Portfolio	0.35%
PowerShares Russell 1000 Enhanced Equal Weight Portfolio	0.29%
PowerShares Russell 1000 Equal Weight Portfolio	0.20%
PowerShares Russell 1000 Low Beta Equal Weight Portfolio	0.35%
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio	0.25%
PowerShares S&P 500® High Beta Portfolio	0.25%
PowerShares S&P 500® High Dividend Low Volatility Portfolio	0.30%
PowerShares S&P 500® Low Volatility Portfolio	0.25%
PowerShares S&P 500 Enhanced Value Portfolio	0.13%*
PowerShares S&P 500 Minimum Variance Portfolio	0.10%**
PowerShares S&P 500 Momentum Portfolio	0.13%*
PowerShares S&P 500 Value With Momentum Portfolio	0.30%

Fund	Management Fee
PowerShares S&P Emerging Markets Low Volatility Portfolio	0.45	%***
PowerShares S&P Emerging Markets Momentum Portfolio	0.45	%***
PowerShares S&P International Developed High Dividend Low Volatility Portfolio	0.30%
PowerShares S&P International Developed Low Volatility Portfolio	0.35	%****
PowerShares S&P International Developed Momentum Portfolio	0.35	%****
PowerShares S&P International Developed Quality Portfolio	0.29	%*****
PowerShares S&P MidCap Low Volatility Portfolio	0.25%
PowerShares S&P SmallCap Consumer Discretionary Portfolio	0.29%
PowerShares S&P SmallCap Consumer Staples Portfolio	0.29%
PowerShares S&P SmallCap Energy Portfolio	0.29%
PowerShares S&P SmallCap Financials Portfolio	0.29%
PowerShares S&P SmallCap Healthcare Portfolio	0.29%
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	0.30%
PowerShares S&P SmallCap Industrials Portfolio	0.29%
PowerShares S&P SmallCap Information Technology Portfolio	0.29%
PowerShares S&P SmallCap Low Volatility Portfolio	0.25%
PowerShares S&P SmallCap Materials Portfolio	0.29%
PowerShares S&P SmallCap Quality Portfolio	0.29%
PowerShares S&P SmallCap Utilities Portfolio	0.29%

*	Prior to January 1, 2018, the Fund’s unitary management fee was 0.25%. Effective January 1, 2018, the unitary management fee of the Fund was reduced to 0.13%.
**	Effective April 9, 2018, the Adviser has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.10%.
***	The Adviser has agreed to waive 0.16% of the Fund’s management fee through February 28, 2019, and the Adviser cannot discontinue the agreement prior to its expiration.
****	The Adviser has agreed to waive 0.10% of the Fund’s management fee through February 28, 2019, and the Adviser cannot discontinue the agreement prior to its expiration.
*****	Prior to January 1, 2017, the Fund’s unitary management fee was 0.45%. Effective January 1, 2017, the unitary management fee of the Fund was reduced to 0.29%.

Please Retain This Supplement for Future Reference.

P-SPMV-PROSUP-1 040918

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 9, 2018 TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2018, AS REVISED MARCH 13, 2018 OF:

PowerShares S&P 500 Minimum Variance Portfolio

Important Notice Regarding a Change to the Unitary Management Fee of

PowerShares S&P 500 Minimum Variance Portfolio (the “Fund”)

Effective April 9, 2018, Invesco PowerShares Capital Management LLC has agreed to waive permanently a portion of the unitary management fee for PowerShares S&P 500 Minimum Variance Portfolio. After giving effect to such waiver, the net management fee for the Fund will be 0.10%. Accordingly, the Statement of Additional Information is revised as follows:

•	On pages 126 and 127, the table and corresponding footnotes in the section titled “Management—Investment Advisory Agreement” are deleted and replaced with the following:

Fund	Management Fee
PowerShares 1-30 Laddered Treasury Portfolio	0.25%
PowerShares California AMT-Free Municipal Bond Portfolio	0.28%
PowerShares CEF Income Composite Portfolio	0.50%
PowerShares Chinese Yuan Dim Sum Bond Portfolio	0.45%
PowerShares DWA Developed Markets Momentum Portfolio	0.80%
PowerShares DWA Emerging Markets Momentum Portfolio	0.90%
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	0.15%
PowerShares DWA SmallCap Momentum Portfolio	0.60%
PowerShares DWA Tactical Multi-Asset Income Portfolio	0.25%
PowerShares DWA Tactical Sector Rotation Portfolio	0.15%
PowerShares Emerging Markets Infrastructure Portfolio	0.75%
PowerShares Emerging Markets Sovereign Debt Portfolio	0.50%
PowerShares FTSE International Low Beta Equal Weight Portfolio	0.45%
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	0.49%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	0.45%
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.49%
PowerShares FTSE RAFI Emerging Markets Portfolio	0.49%
PowerShares Fundamental High Yield® Corporate Bond Portfolio	0.50%
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	0.22%
PowerShares Global Agriculture Portfolio	0.75%
PowerShares Global Clean Energy Portfolio	0.75%
PowerShares Global Gold and Precious Metals Portfolio	0.75%
PowerShares Global Short Term High Yield Bond Portfolio	0.35%
PowerShares Global Water Portfolio	0.75%
PowerShares International BuyBack Achievers™ Portfolio	0.55%
PowerShares International Corporate Bond Portfolio	0.50%
PowerShares KBW Bank Portfolio	0.35%
PowerShares KBW High Dividend Yield Financial Portfolio	0.35%
PowerShares KBW Premium Yield Equity REIT Portfolio	0.35%
PowerShares KBW Property & Casualty Insurance Portfolio	0.35%

Fund	Management Fee
PowerShares KBW Regional Banking Portfolio	0.35%
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	0.22%
PowerShares National AMT-Free Municipal Bond Portfolio	0.28%
PowerShares New York AMT-Free Municipal Bond Portfolio	0.28%
PowerShares Preferred Portfolio	0.50%
PowerShares Russell 1000 Enhanced Equal Weight Portfolio	0.29%
PowerShares Russell 1000 Equal Weight Portfolio	0.20%
PowerShares Russell 1000 Low Beta Equal Weight Portfolio	0.35%
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio	0.25%
PowerShares S&P 500® High Beta Portfolio	0.25%
PowerShares S&P 500® High Dividend Low Volatility Portfolio	0.30%
PowerShares S&P 500® Low Volatility Portfolio	0.25%
PowerShares S&P 500 Enhanced Value Portfolio	0.13	%(1)
PowerShares S&P 500 Minimum Variance Portfolio	0.10	%(2)
PowerShares S&P 500 Momentum Portfolio	0.13	%(1)
PowerShares S&P 500 Value With Momentum Portfolio	0.30%
PowerShares S&P Emerging Markets Low Volatility Portfolio	0.45	%(3)
PowerShares S&P Emerging Markets Momentum Portfolio	0.45	%(3)
PowerShares S&P International Developed High Dividend Low Volatility Portfolio	0.30%
PowerShares S&P International Developed Low Volatility Portfolio	0.35	%(4)
PowerShares S&P International Developed Momentum Portfolio	0.35	%(4)
PowerShares S&P International Developed Quality Portfolio	0.29	%(5)
PowerShares S&P MidCap Low Volatility Portfolio	0.25%
PowerShares S&P SmallCap Consumer Discretionary Portfolio	0.29%
PowerShares S&P SmallCap Consumer Staples Portfolio	0.29%
PowerShares S&P SmallCap Energy Portfolio	0.29%
PowerShares S&P SmallCap Financials Portfolio	0.29%
PowerShares S&P SmallCap Health Care Portfolio	0.29%
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	0.30%
PowerShares S&P SmallCap Industrials Portfolio	0.29%
PowerShares S&P SmallCap Information Technology Portfolio	0.29%
PowerShares S&P SmallCap Low Volatility Portfolio	0.25%
PowerShares S&P SmallCap Materials Portfolio	0.29%
PowerShares S&P SmallCap Quality Portfolio	0.29%
PowerShares S&P SmallCap Utilities Portfolio	0.29%
PowerShares Senior Loan Portfolio	0.65%
PowerShares Taxable Municipal Bond Portfolio	0.28%
PowerShares Treasury Collateral Portfolio	0.08%
PowerShares Variable Rate Preferred Portfolio	0.50%
PowerShares VRDO Tax-Free Weekly Portfolio	0.25%

(1)	Prior to January 1, 2018, the Fund’s unitary management fee was 0.25%. Effective January 1, 2018, the Fund’s unitary management fee was reduced to 0.13%.
(2)	Effective April 9, 2018, the Adviser has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.10%.
(3)	The Adviser has agreed to waive 0.16% of the Fund’s unitary management fee through February 28, 2019 and the Adviser cannot discontinue the agreement prior to its expiration.
(4)	The Adviser has agreed to waive 0.10% of the Fund’s unitary management fee through February 28, 2019 and the Adviser cannot discontinue the agreement prior to its expiration.

(5)	Prior to January 1, 2017, the Fund’s unitary management fee was 0.45%. Effective January 1, 2017, the Fund’s unitary management fee was reduced to 0.29%.

Please Retain This Supplement for Future Reference.

P-SPMV-SAI-SUP-1 040918